Corporate Information	12 Months Ended
Dec. 31, 2021
Corporate Information
Corporate Information

Lilium Group

IFRS CONSOLIDATED FINANCIAL STATEMENTS

1.Corporate Information

Lilium N.V., together with its German subsidiary Lilium GmbH (“Lilium” or the “Group”), is a start-up in the field of urban air mobility and intends to make regional air mobility a reality. Since its founding, Lilium GmbH has primarily engaged in research and development of a self-developed electric Vertical Takeoff and Landing (eVTOL) jet (the “Lilium Jet”) for production and operation of a regional air mobility service as well as related services. Lilium GmbH became a subsidiary of Lilium N.V. as part of the reorganization (as described below) on September 14, 2021.

Lilium N.V. is a public company under Dutch law and is registered under the Dutch trade register number 82165874. Lilium N.V. has its activities exclusively in Germany. The registered headquarters is Claude-Dornier Str. 1, Geb. 335, 82234 Wessling, Germany.

Lilium GmbH is a German limited-liability company and is registered in the commercial register at the Bavaria District Court Munich Germany under the number 216921.

Prior to September 14, 2021, Lilium N.V. was a shell company with no active trade or business, and all relevant assets and liabilities, as well as income and expenses, were borne by Lilium GmbH. Therefore, the comparable consolidated financial statements as of December 31, 2020 and for the years ended December 31, 2020 and 2019 represent consolidated financial statements of Lilium GmbH. The share split of 1 : 2,857 that was effectuated just prior to the capital reorganization has been retrospectively applied to prior years' shareholders’ equity.

The consolidated financial statements of the Group for the year ended December 31, 2021 were authorized for issue by the Management Board on March 28, 2022.

The Reorganization

On September 14, 2021 (“Closing Date”), Lilium GmbH consummated the capital reorganization pursuant to the Business Combination Agreement, dated as of March 30, 2021, as amended by an amendment agreement dated July 14, 2021, by and among Qell Acquisition Corp (“Qell”), Lilium GmbH, Lilium N.V., and Queen Cayman Merger LLC (“Merger Sub”). On the Closing Date, (i) Qell converted the Qell Class A Ordinary shares held by Qell shareholders and Qell sponsors into a claim for corresponding equity in Merger Sub, with such claim then contributed to Lilium N.V. in exchange for one Class A share of Lilium N.V., (ii) the shareholders of Lilium GmbH exchanged their shares of Lilium GmbH for shares in the capital of Lilium N.V., with all Lilium GmbH shareholders, but one shareholder, receiving Class A shares in the share capital of Lilium N.V., and one shareholder receiving Class B shares of Lilium N.V., and (iii) each outstanding warrant to purchase a Qell Class A Ordinary share was converted into a warrant to purchase one Lilium N.V. Class A share.

On March 30, 2021, concurrently with the execution of the Business Combination Agreement, Qell and Lilium GmbH entered into Subscription Agreements with certain investors (the “PIPE Investors”), pursuant to which the PIPE Investors agreed to subscribe for and purchase, and Lilium N.V. agreed to issue and sell to such PIPE Investors, an aggregate of 45,000,000 Lilium N.V. Class A shares (the “PIPE Shares”) at a price of approximately €8.47 per share, for gross proceeds of approximately €381.2 million (the “PIPE Financing”) on the Closing Date. The PIPE financing closed concurrent with the Business Combination Agreement.

The Business Combination Agreement was accounted for as a capital reorganization (“Reorganization”). Under this method of accounting, Qell was treated as the “acquired” company for financial reporting purposes, with Lilium GmbH being the accounting acquirer and accounting predecessor. Accordingly, the Reorganization was treated as the equivalent of Lilium N.V. issuing shares at the closing of the Reorganization for the net assets of Qell as of the Closing Date, accompanied by a recapitalization. The Reorganization, which was not within the scope of IFRS 3 since Qell did not meet the definition of a business in accordance with IFRS 3, was accounted for within the scope of IFRS 2. In accordance with IFRS 2, Lilium N.V. recorded a one-time non-cash expense of €111,109 thousand, recognized as a share listing expense, based on the excess of the fair value of Lilium shares issued considering a fair value of the Lilium N.V. shares of $9.41 per share (price of Lilium N.V. Class A shares at Closing Date) over the fair value of Qell's identifiable net assets acquired:

	Qell	Qell
In € thousand, except share and per share data	shareholders	sponsors	Total
Shares issued	13,422,406	7,658,555	21,080,961
Fair value as of September 14, 2021 (USD)	9.41	8.94*
Exchange rate	0.8472	0.8472
Fair value as of September 14, 2021 (EUR)	7.97	7.57
Estimated market value of shares	107,002	58,000	165,002
Qell net assets	—	—	53,893
Excess fair value of shares over Qell’s net assets acquired	—	—	111,109
*	discount of 5% applied to reflect lack of marketability

In addition to the shares issued shown in the table above, shares were issued in connection with the Reorganization related to both the conversion of convertible loans and to bonuses paid in shares. Refer to note 21 for additional information.